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                         UNITED STATES                    OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION ----------------------------
                     WASHINGTON, D.C. 20549        OMB Number: 3235-0058
                                                   Expires: April 30, 2009
                          FORM 12B-25              Estimated average burden
                                                   hours per response . . . 2.50
                  NOTIFICATION OF LATE FILING     ----------------------------
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                                                         SEC FILE NUMBER
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                                                  ----------------------------
                                                          CUSIP NUMBER
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(Check One)  [X] Form 10-K   [_] Form 20-F   [_] Form 11-K   [_] Form 10-Q
             [_] Form 10-D   [_] Form N-SAR  [_] Form N-CSR

                   For Period Ended:    December 31, 2010

                   [_] Transition Report on Form 10-K
                   [_] Transition Report on Form 20-F
                   [_] Transition Report on Form 11-K
                   [_] Transition Report on Form 10-Q
                   [_] Transition Report on Form N-SAR

                   For the Transition Period Ended:



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  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If  the  notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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                        PART I -- REGISTRANT INFORMATION



                      AMERICAN FIBER GREEN PRODUCTS, INC.
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                            FULL NAME OF REGISTRANT



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                           FORMER NAME IF APPLICABLE


                              4209 RALEIGH STREET
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           ADDRESS OF PRINCIPAL EXECUTIVE OFFICE (STREET AND NUMBER)


                                TAMPA, FL 33619
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                            CITY, STATE AND ZIP CODE





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
                       PART II -- RULES 12B-25(B) AND (C)



If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

           (a) The reasons described in reasonable detail in Part III of this could not be eliminated without unreasonable effort or expense;
           (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or
[X] portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
           (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                             PART III -- NARRATIVE



State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The compilation, dissemination and audit of the information required to be presented in the Form 10K for the relevant annual period has imposed time constraints that have rendered timely filing of the Form 10K impracticable without undue hardship and expense to the registrant. The registrant undertakes the responsibility to file such annual report no later than fifteen days after its original due date.


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                          PART IV -- OTHER INFORMATION



(1) Name and telephone number of person to contact in regard to this notification


        DANIEL L. HEFNER                 813               244-9843
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            (NAME)                   (AREA CODE)      (TELEPHONE NUMBER)


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
                                                                  [X] Yes [_] No


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(3) Is  it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                  [_] Yes [X] No


    If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.




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
                       AMERICAN FIBER GREEN PRODUCTS, INC.
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                  (NAME OF REGISTRANT AS SPECIFIED IN CHARTER)



has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.





Date  April 1, 2011               By  /s/ Daniel L. Hefner, President & Director
      -------------------------      -------------------------------------------
                                                   NAME AND TITLE










INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.





                                   ATTENTION
-----------------------------------          -----------------------------------
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).
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